DEFERRED TAX (Detail Textuals) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 2,387,000	$ 1,797,000
Unabsorbed tax losses	$ 0	$ 580,000